Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Highland Funds I
Prospectus Date	rr_ProspectusDate	Oct. 31, 2016
Supplement [Text Block]	hfi_SupplementTextBlock

HIGHLAND FUNDS I

Highland/iBoxx Senior Loan ETF

(the “Fund”)

Supplement dated June 19, 2017 to the Summary Prospectus and Prospectus for the Fund, dated October 31, 2016, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.

Principal Risks

Effective immediately, the following disclosure is added to the sub-section entitled “Principal Risks” within the summary section of the Prospectus for Highland/iBoxx Senior Loan ETF:

Stop Order Risk. During periods of high market volatility, a Fund share may trade at a significant discount to its NAV, and in these circumstances certain types of brokerage orders may expose an investor to an increased risk of loss. A “stop order,” sometimes called a “stop-loss order,” may cause a Fund share to be sold at the next prevailing market price once the “stop” level is reached, which during a period of high volatility can be at a price that is substantially below NAV. By including a “limit” criteria with a brokerage order, a shareholder may be able to limit the size of the loss resulting from the execution of an ill-timed stop order, although no assurance can be given that inclusion of limit criteria will benefit the shareholder.

Highland/iBoxx Senior Loan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hfi_SupplementTextBlock

HIGHLAND FUNDS I

Highland/iBoxx Senior Loan ETF

(the “Fund”)

Supplement dated June 19, 2017 to the Summary Prospectus and Prospectus for the Fund, dated October 31, 2016, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.

Principal Risks

Effective immediately, the following disclosure is added to the sub-section entitled “Principal Risks” within the summary section of the Prospectus for Highland/iBoxx Senior Loan ETF:

Stop Order Risk. During periods of high market volatility, a Fund share may trade at a significant discount to its NAV, and in these circumstances certain types of brokerage orders may expose an investor to an increased risk of loss. A “stop order,” sometimes called a “stop-loss order,” may cause a Fund share to be sold at the next prevailing market price once the “stop” level is reached, which during a period of high volatility can be at a price that is substantially below NAV. By including a “limit” criteria with a brokerage order, a shareholder may be able to limit the size of the loss resulting from the execution of an ill-timed stop order, although no assurance can be given that inclusion of limit criteria will benefit the shareholder.